Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible Assets

The following table summarizes intangible assets, net (in thousands):

	September 30, 2021	December 31, 2020
Developed technology	$13,117	$13,117
Supplier agreement	12,967	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	3,213	3,116
Customer relationships	380	380
	30,407	18,903
Accumulated amortization:
Developed technology	(13,117)	(13,117)
Supplier agreement	(489)	(43)
Channel partner relationships	(568)	(477)
Capitalized development costs(1)	(2,897)	(2,518)
Customer relationships	(350)	(340)
	(17,421)	(16,495)
Total finite-lived assets, net	12,986	2,408
Indefinite-lived intangible assets – trade names	200	200
Total intangible assets, net	$13,186	$2,608

____________

(1)      Includes the impact of foreign currency exchange rate fluctuations.

Amortization expense of intangible assets was $834,000 and $740,000 during the nine months ended September 30, 2021 and 2020, respectively. Estimated amortization expense for intangible assets is expected to be approximately $2.4 million for the remainder of 2021 and $9.3 million, $127,000, $105,000, $104,000, and $104,000 in fiscal 2022, 2023, 2024, 2025 and 2026, respectively.

Hertford Asset Acquisition

On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of bitcoin mining agreements (the “Bitcoin Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”). The Company has assumed and executed the first Bitcoin Agreement directly with the manufacturer, for the purchase of up to 60,000 new bitcoin mining machines, with deliveries to commence in November 2021 and continue over the course of the next 14 months. In exchange for the assignment of the Bitcoin Agreements and the Mining Facility Agreement, for which the Company has the right, but not the obligation, to complete, and subject to receipt of all necessary regulatory approvals and execution of definitive agreements, the Company will issue to Hertford common shares, as well as issue shares of Series H Preferred Shares of the Company, based upon the achievement of certain milestones. On August 12, 2021, the Company issued 4,500,000 common shares with a fair value of $11.4 million to Hertford in satisfaction of assignment of the Bitcoin Agreements and the Mining Facility Agreement to the Company. Additional consideration will be granted as other key milestones are achieved. The common shares issued by the Company are subject to lock up and leak out agreements for a period of two years, with the initial release starting six months from the anniversary of the Hertford Agreement. The Company issued 135,000 common shares in satisfaction of a $456,000 finder’s fee to Majestic Dragon Financial Services Ltd. which is included in general and administrative expense in the consolidated statements of operations.

Supplier Agreement Acquisition

On August 3, 2020, Dale Allan Peters (“Peters”), as the beneficial shareholder of 101250 Investments Ltd. (“101 Invest”), a company existing under the laws of the Turks & Caicos Islands and a water partner of Rainmaker, entered into a Share Purchase Agreement (the “101 Invest Purchase Agreement”) with the Company. As a result of the 101 Invest Purchase Agreement, 101 Invest is a wholly-owned subsidiary of the Company. Under the terms of the 101 Invest Purchase Agreement, the Company issued 480,000 common shares at $3.25 per share to Greenfield Investments Ltd. for a purchase price of $1,560,000. The common shares contain a legend, either statutory or contractual, which restricted the resale of the common shares for a period of six-months and one day from the closing date. 101 Invest has exclusive rights to deliver the Rainmaker water solution to three Turks and Caicos island communities - Plantation Hills, Blue Sky and Village Estates.

6.      Intangible Assets and Goodwill

The following table summarizes intangible assets, net (in thousands):

	December 31,
	2020	2019
Developed technology	$13,117	$13,323
Supplier agreement	1,560	—
Channel partner relationships	730	730
Capitalized development costs(1)	3,116	3,047
Customer relationships	380	380
	18,903	17,480
Accumulated amortization:
Developed technology	(13,117)	(12,682)
Supplier agreement	(43)	—
Channel partner relationships	(477)	(355)
Capitalized development costs(1)	(2,518)	(2,094)
Customer relationships	(340)	(328)
	(16,495)	(15,459)
Total finite-lived assets, net	2,408	2,021
Indefinite-lived intangible assets – trade names	200	280
Total intangible assets, net	$2,608	$2,301

____________

(1)      Includes the impact of foreign currency exchange rate fluctuations.

Amortization expense of intangible assets was $969,000 and $1,026,000 for the years ended December 31, 2020 and 2019, respectively. Estimated amortization expense for intangible assets is approximately $615,000, $460,000, $127,000, $105,000 and $104,000 in fiscal 2021, 2022, 2023, 2024 and 2025, respectively.

Supplier Agreement Acquisition

On August 3, 2020, Dale Allan Peters (“Peters”), as the beneficial shareholder of 101250 Investments Ltd. (“101 Invest”), a company existing under the laws of the Turks & Caicos Islands and a water partner of Rainmaker, entered into a Share Purchase Agreement (the “101 Invest Purchase Agreement”) with the Company. As a result of the 101 Invest Purchase Agreement, 101 Invest is a wholly-owned subsidiary of the Company. Under the terms of the 101 Invest Purchase Agreement, the Company issued 480,000 common shares at $3.25 per share to Greenfield Investments Ltd. for a purchase price of $1,560,000. The common shares contain a legend, either statutory or contractual, which restrict the resale of the common shares for a period of six-months and one day from the closing date. In addition, the Company held back and retained 96,000 of the common shares for a six-month period from the closing date in support of any breaches of representations and warranties by Peters under the 101 Invest Purchase Agreement (the “Escrow Shares”). The Company released the Escrow Shares to Peters on or about February 10, 2021. 101 Invest has exclusive rights to deliver the Rainmaker water solution to three Turks and Caicos island communities — Plantation Hills, Blue Sky and Village Estates. The Company completed this transaction to assist in the deployment and expansion of its opportunities in the WaaS segment.

Goodwill

Goodwill at both December 31, 2020 and 2019 was $1.4 million, which consists of the goodwill from prior acquisitions. The Company performed qualitative impairment evaluations on its goodwill as of December 31, 2020 and determined that there were no indications that goodwill was impaired.

Impairments

In 2020, primarily as a result of the Company’s change in revenue projection for its Snap product line, it was determined the carrying value of finite-lived intangible assets exceeded its estimated fair value. In measuring fair value, the Company used an excess of earnings approach. The Company compared the indicated fair value to the carrying value of its finite-lived assets, and as a result of the analysis, an impairment charge of $206,000 was recorded to developed technology for the year ended December 31, 2020.

In 2020 and 2019, primarily as a result of the Company’s change in revenue projection for its Snap product line, it was determined the carrying value of indefinite-lived intangible assets exceeded its estimated fair value. In measuring fair value, the Company used a relief-from-royalty approach. The Company compared the indicated fair value to the carrying value of its indefinite-lived assets, and as a result of the analysis, an impairment charge of $80,000 and $70,000 was recorded to indefinite-lived trade names for the years ended December 31, 2020 and 2019, respectively.